Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions		¥ 400,776	¥ 1,191,690
Accounts receivable: Other	[1]	1,162,424	1,212,511
Investments in equity method investees		2,560,339	2,421,154
Prepaid benefit cost (Note 13)		1,223,706	729,199
Cash collateral pledged for derivative transactions (Note 9)		2,005,136	1,696,108
Cash collateral for the use of Bank of Japan's settlement infrastructure		998,838	965,546
Accrued interest		259,336	308,448
Deferred tax assets (Note 8)		122,031	113,031
Right-of-use assets of operating leases (Note 7)		338,547	393,435
Other		4,250,171	4,077,577
Total		13,321,304	13,108,699
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions		1,202,371	1,078,653
Accounts payable: Other		1,281,436	1,251,260
Obligations to return securities received as collateral (Notes 15, 16 and 31)		6,581,759	4,806,171
Accrued interest		110,856	187,096
Deferred tax liabilities (Note 8)		827,571	541,368
Allowance for off-balance sheet credit instruments		83,615	56,995
Accrued benefit cost (Note 13)		93,730	92,225
Guarantees and indemnifications		38,123	39,601
Cash collateral received for derivative transactions (Note 9)		909,641	1,125,305
Obligations under operating leases (Note 7)		476,104	482,813
Accrued and other liabilities		3,465,614	3,562,359
Total		¥ 15,070,820	¥ 13,223,846

[1]	Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the condensed consolidated statements of income. The receivables relating to the card business include ¥4,980 million of past due receivables (1-3 months past due receivables of ¥2,252 million and greater than 3 months past due receivables of ¥2,728 million) as of March 31, 2021, and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. Upon adoption of the new guidance on measurement of credit losses on financial instruments as of April 1, 2020, the amount of the allowance for credit losses increased by ¥10,248 million. The change of allowance for credit losses on these receivables during the period ended March 31, 2021 is primarily due to provision of the allowance for the receivables.